Short-Term Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

Corporate Bonds (47.9%)	Shares/ Par +	Value $ (000’s)

Basic Materials (0.5%)
ArcelorMittal
3.600%, 7/16/24 ß	225,000	239
Celulosa Arauco y Constitucion SA
4.500%, 8/1/24 ß	365,000	395
LYB International Finance III, LLC
1.250%, 10/1/25	380,000	380
Nucor Corp.
2.000%, 6/1/25	155,000	159
POSCO
2.375%, 11/12/22 144A	810,000	825
Westlake Chemical Corp.
0.875%, 8/15/24	100,000	100

Total		2,098

Communications (3.0%)
AT&T, Inc.
0.900%, 3/25/24 ß	1,060,000	1,062
Baidu, Inc.
2.875%, 7/6/22 ß	405,000	411
3.500%, 11/28/22 ß	345,000	355
Charter Communications Operating LLC / Charter Communications Operating
Capital Corp.
4.464%, 7/23/22 ß	2,107,000	2,160
4.908%, 7/23/25 ß	995,000	1,119
Comcast Corp.
3.100%, 4/1/25 ß	125,000	134
3.700%, 4/15/24 ß	460,000	495
Cox Communications, Inc.
3.150%, 8/15/24 144A ß	443,000	469
Crown Castle Towers LLC
3.720%, 7/15/43 144A ß	300,000	309
Expedia, Inc.
3.600%, 12/15/23 ß	565,000	598
Fox Corp.
3.666%, 1/25/22	420,000	424
NBN Co., Ltd.
1.450%, 5/5/26 144A	1,000,000	996
NTT Finance Corp.
0.373%, 3/3/23 144A	660,000	660
0.583%, 3/1/24 144A	265,000	265
The Priceline Group, Inc.
2.750%, 3/15/23	150,000	155
SES SA
3.600%, 4/4/23 144A	195,000	203
Sky, Ltd.
3.750%, 9/16/24 144A	310,000	337
T-Mobile USA, Inc.
2.250%, 2/15/26	470,000	475
3.500%, 4/15/25	515,000	555
Verizon Communications, Inc.
0.850%, 11/20/25	500,000	494
1.450%, 3/20/26	650,000	656

Corporate Bonds (47.9%)	Shares/ Par +	Value $ (000’s)

Communications continued
3.376%, 2/15/25	230,000	249

Total		12,581

Consumer Staples (0.2%)
China Mengniu Dairy Co., Ltd.
1.875%, 6/17/25 §	856,000	858

Total		858

Consumer, Cyclical (5.3%)
7-Eleven, Inc.
0.612%, (ICE LIBOR USD 3 Month plus 0.450%), 8/10/22 144A ß	90,000	90
0.625%, 2/10/23 144A ß	200,000	200
0.800%, 2/10/24 144A ß	325,000	325
American Airlines Pass Through Trust, Series 2017-2, Class B
3.700%, 4/15/27 ß	268,222	259
AutoZone, Inc.
3.625%, 4/15/25 ß	235,000	255
Brunswick Corp.
0.850%, 8/18/24 ß	685,000	685
Daimler Finance North America LLC
1.750%, 3/10/23 144A ß	815,000	830
Ford Motor Credit Co. LLC
3.813%, 10/12/21	220,000	220
General Motors Co.
4.875%, 10/2/23	530,000	573
5.400%, 10/2/23	500,000	545
General Motors Financial Co., Inc.
2.900%, 2/26/25	845,000	887
Harley-Davidson Financial Services, Inc.
2.550%, 6/9/22 144A	210,000	213
4.050%, 2/4/22 144A	560,000	567
Hasbro, Inc.
3.000%, 11/19/24	860,000	911
Hyatt Hotels Corp.
1.300%, 10/1/23	325,000	325
Hyundai Capital America
0.800%, 1/8/24 144A	390,000	388
0.875%, 6/14/24 144A	510,000	507
1.000%, 9/17/24 144A	255,000	254
1.150%, 11/10/22 144A	385,000	387
2.375%, 2/10/23 144A	865,000	884
2.850%, 11/1/22 144A	228,000	233
3.000%, 6/20/22 144A	470,000	478
3.950%, 2/1/22 144A	245,000	248
Marriott International, Inc.
2.125%, 10/3/22	200,000	202
3.125%, 2/15/23	170,000	174
3.600%, 4/15/24	1,160,000	1,236
McDonald’s Corp.
1.450%, 9/1/25	270,000	274
3.300%, 7/1/25	155,000	167
3.350%, 4/1/23	305,000	318

Short-Term Bond Portfolio

Corporate Bonds (47.9%)	Shares/ Par +	Value $ (000’s)

Consumer, Cyclical continued
Nissan Motor Acceptance Corp.
2.600%, 9/28/22 144A	1,010,000	1,028
2.650%, 7/13/22 144A	215,000	218
Nissan Motor Co., Ltd.
3.043%, 9/15/23 144A	775,000	806
Nordstrom, Inc.
2.300%, 4/8/24	85,000	85
O’Reilly Automotive, Inc.
3.800%, 9/1/22	195,000	199
Panasonic Corp.
2.536%, 7/19/22 144A	335,000	340
QVC, Inc.
4.375%, 3/15/23	2,025,000	2,112
Ralph Lauren Corp.
1.700%, 6/15/22	100,000	101
Ross Stores, Inc.
0.875%, 4/15/26	245,000	241
4.600%, 4/15/25	1,100,000	1,228
Starbucks Corp.
2.700%, 6/15/22	205,000	208
Stellantis Finance US, Inc.
1.711%, 1/29/27 144A	260,000	259
Toyota Motor Credit Corp.
2.650%, 4/12/22	875,000	886
United Airlines Pass Through Trust, Series
2019-2, Class B
3.500%, 11/1/29	161,242	159
Volkswagen Group of America Finance LLC
0.750%, 11/23/22 144A	360,000	361
0.875%, 11/22/23 144A	345,000	347
2.700%, 9/26/22 144A	290,000	297
2.900%, 5/13/22 144A	200,000	203
3.125%, 5/12/23 144A	200,000	208

Total		21,921

Consumer, Non-cyclical (7.6%)
AbbVie, Inc.
2.600%, 11/21/24 ß	1,935,000	2,034
2.900%, 11/6/22 ß	775,000	796
3.200%, 11/6/22 ß	85,000	87
3.250%, 10/1/22 ß	80,000	82
3.450%, 3/15/22 ß	265,000	267
Aetna, Inc.
2.800%, 6/15/23 ß	275,000	285
AmerisourceBergen Corp.
0.737%, 3/15/23 ß	1,050,000	1,052
AstraZeneca Finance LLC
0.700%, 5/28/24 ß	575,000	576
1.200%, 5/28/26 ß	805,000	805
BAT International Finance PLC
1.668%, 3/25/26 ß	475,000	475
Baxalta, Inc.
3.600%, 6/23/22 ß	125,000	127
Bayer US Finance II LLC
3.875%, 12/15/23 144A ß	505,000	537
Becton Dickinson and Co.
3.363%, 6/6/24 ß	315,000	335
3.734%, 12/15/24 ß	61,000	66
Bristol-Myers Squibb Co.
2.900%, 7/26/24 ß	268,000	285

Corporate Bonds (47.9%)	Shares/ Par +	Value $ (000’s)

Consumer, Non-cyclical continued
3.250%, 2/20/23 ß	91,000	94
Bunge, Ltd. Finance Corp.
3.000%, 9/25/22 ß	2,000,000	2,047
4.350%, 3/15/24 ß	55,000	60
Cardinal Health, Inc.
3.079%, 6/15/24 ß	310,000	327
3.200%, 3/15/23 ß	395,000	410
3.500%, 11/15/24 ß	525,000	563
Cigna Corp.
0.613%, 3/15/24 ß	190,000	190
3.000%, 7/15/23 ß	320,000	334
3.750%, 7/15/23 ß	179,000	189
Coca-Cola European Partners PLC
0.800%, 5/3/24 144A ß	1,135,000	1,131
CommonSpirit Health
1.547%, 10/1/25 ß	365,000	367
CVS Health Corp.
2.625%, 8/15/24 ß	150,000	158
3.700%, 3/9/23 ß	164,000	171
Diageo Capital PLC
1.375%, 9/29/25 ß	300,000	303
EMD Finance LLC
2.950%, 3/19/22 144A ß	190,000	192
Gilead Sciences, Inc.
0.750%, 9/29/23	1,115,000	1,115
Global Payments, Inc.
2.650%, 2/15/25	345,000	361
Health Care Service Corp., a Mutual Legacy Reserve Co.
1.500%, 6/1/25 144A	780,000	791
HPHT Finance 19, Ltd.
2.875%, 11/5/24 §	500,000	525
Humana, Inc.
0.650%, 8/3/23	320,000	320
1.350%, 2/3/27	75,000	74
2.900%, 12/15/22	140,000	144
3.150%, 12/1/22	150,000	154
3.850%, 10/1/24	545,000	590
4.500%, 4/1/25	565,000	627
IHS Markit, Ltd.
3.625%, 5/1/24	380,000	404
Imperial Brands Finance PLC
3.125%, 7/26/24 144A	655,000	689
3.500%, 2/11/23 144A	1,210,000	1,246
3.750%, 7/21/22 144A	2,059,000	2,099
JDE Peet’s NV
0.800%, 9/24/24 144A	295,000	294
Moody’s Corp.
3.750%, 3/24/25	505,000	549
PeaceHealth Obligated Group
1.375%, 11/15/25	105,000	106
PerkinElmer, Inc.
0.550%, 9/15/23	390,000	390
0.850%, 9/15/24	745,000	745
Perrigo Company PLC
4.000%, 11/15/23	200,000	209
Perrigo Finance Unlimited Co.
3.900%, 12/15/24	2,160,000	2,290
Philip Morris International, Inc.
1.125%, 5/1/23	220,000	223

Short-Term Bond Portfolio

Corporate Bonds (47.9%)	Shares/ Par +	Value $ (000’s)

Consumer, Non-cyclical continued
Prosperous Ray, Ltd.
4.625%, 11/12/23 §	650,000	694
RELX Capital, Inc.
3.500%, 3/16/23	270,000	281
Royalty Pharma PLC
0.750%, 9/2/23	425,000	426
Shire Acquisitions Investments Ireland DAC
2.875%, 9/23/23	1,005,000	1,048
Stryker Corp.
0.600%, 12/1/23	190,000	190
Thermo Fisher Scientific, Inc.
4.133%, 3/25/25	180,000	198
Triton Container International, Ltd.
0.800%, 8/1/23 144A	780,000	779

Total		31,906

Diversified (0.2%)
CK Hutchison International 17 II, Ltd.
2.750%, 3/29/23 §,ß	650,000	671

Total		671

Energy (6.3%)
Aker BP ASA
3.000%, 1/15/25 144A ß	445,000	468
BP Capital Markets America, Inc.
2.937%, 4/6/23 ß	470,000	488
Canadian Natural Resources, Ltd.
2.050%, 7/15/25 ß	760,000	778
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25 ß	425,000	480
7.000%, 6/30/24 ß	1,110,000	1,255
Diamondback Energy, Inc.
2.875%, 12/1/24 ß	1,330,000	1,397
4.750%, 5/31/25 ß	660,000	737
Enbridge, Inc.
0.420%, (US SOFR plus 0.400%), 2/17/23 ß	205,000	206
2.500%, 1/15/25 ß	565,000	589
4.000%, 10/1/23 ß	365,000	387
Energy Transfer Operating LP
2.900%, 5/15/25 ß	115,000	121
3.600%, 2/1/23 ß	175,000	180
4.200%, 9/15/23 ß	135,000	143
4.250%, 3/15/23 ß	780,000	813
4.900%, 2/1/24 ß	425,000	458
5.875%, 1/15/24 ß	1,054,000	1,158
Eni SpA
4.000%, 9/12/23 144A ß	955,000	1,016
Enterprise Products Operating LLC
3.500%, 2/1/22 ß	500,000	505
EOG Resources, Inc.
2.625%, 3/15/23 ß	140,000	144
EQT Corp.
3.000%, 10/1/22 ß	1,020,000	1,038
Equinor ASA
2.875%, 4/6/25 ß	880,000	934
Exxon Mobil Corp.
2.992%, 3/19/25 ß	1,025,000	1,094
Florida Gas Transmission Co., LLC
3.875%, 7/15/22 144A	250,000	254

Corporate Bonds (47.9%)	Shares/ Par +	Value $ (000’s)

Energy continued
Gray Oak Pipeline LLC
2.000%, 9/15/23 144A	295,000	301
2.600%, 10/15/25 144A	205,000	210
Kinder Morgan Energy Partners LP
3.950%, 9/1/22	70,000	72
Pioneer Natural Resources Co.
0.550%, 5/15/23	350,000	350
0.750%, 1/15/24	370,000	370
Plains All American Pipeline LP / PAA Finance Corp.
2.850%, 1/31/23	725,000	741
Reliance Industries, Ltd.
5.400%, 2/14/22 §	800,000	813
Sabine Pass Liquefaction LLC
5.625%, 4/15/23	890,000	946
6.250%, 3/15/22	1,300,000	1,315
Saudi Arabian Oil Co.
2.750%, 4/16/22 144A	805,000	814
Schlumberger Finance Canada, Ltd.
1.400%, 9/17/25	155,000	157
Schlumberger Holdings Corp.
3.750%, 5/1/24 144A	865,000	924
4.000%, 12/21/25 144A	170,000	187
Shell International Finance BV
2.375%, 4/6/25	570,000	596
Suncor Energy, Inc.
2.800%, 5/15/23	395,000	409
Sunoco Logistics Partners Operations LP
3.450%, 1/15/23	55,000	57
4.250%, 4/1/24	35,000	37
Valero Energy Corp.
1.200%, 3/15/24	380,000	384
2.700%, 4/15/23	810,000	836
3.650%, 3/15/25	110,000	119
Western Midstream Operating LP
4.000%, 7/1/22	800,000	812
The Williams Cos., Inc.
3.700%, 1/15/23	979,000	1,011
Williams Partners LP
3.350%, 8/15/22	95,000	97
4.300%, 3/4/24	145,000	156

Total		26,357

Financial (16.9%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.950%, 2/1/22 ß	475,000	479
4.125%, 7/3/23 ß	960,000	1,010
4.450%, 12/16/21 ß	605,000	608
4.500%, 9/15/23 ß	485,000	517
4.875%, 1/16/24 ß	150,000	162
Air Lease Corp.
2.250%, 1/15/23 ß	360,000	368
3.500%, 1/15/22 ß	265,000	267
American International Group, Inc.
2.500%, 6/30/25 ß	650,000	681
American Tower Corp.
5.000%, 2/15/24 ß	225,000	247
Aon Corp.
2.200%, 11/15/22 ß	180,000	184

Short-Term Bond Portfolio

Corporate Bonds (47.9%)	Shares/ Par +	Value $ (000’s)

Financial continued
Avolon Holdings Funding, Ltd.
2.125%, 2/21/26 144A ß	610,000	604
2.875%, 2/15/25 144A ß	435,000	448
3.625%, 5/1/22 144A ß	670,000	680
3.950%, 7/1/24 144A ß	130,000	138
Banco Bilbao Vizcaya Argentaria SA
0.875%, 9/18/23 ß	1,000,000	1,006
Banco del Estado de Chile
2.704%, 1/9/25 144A ß	260,000	269
Banco Santander Mexico SA Institucion De Banca Multiple Grupo Financiero Santander Mexico
4.125%, 11/9/22 §,ß	775,000	799
Banco Santander SA
0.701%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.450%), 6/30/24 ß	600,000	601
Bank of America Corp.
0.810%, (US SOFR plus 0.740%), 10/24/24 ß	695,000	697
0.976%, (US SOFR plus 0.690%), 4/22/25 ß	605,000	608
1.348%, (ICE LIBOR USD 3 Month plus 1.160%), 1/20/23 ß	665,000	667
1.734%, (US SOFR plus 0.960%), 7/22/27 ß	450,000	452
2.503%, 10/21/22 ß	280,000	280
Bank of Ireland Group PLC
4.500%, 11/25/23 144A ß	1,540,000	1,650
Banque Federative du Credit Mutuel SA
0.650%, 2/27/24 144A ß	505,000	504
0.998%, 2/4/25 144A ß	665,000	665
2.125%, 11/21/22 144A ß	630,000	643
Barclays Bank PLC
1.700%, 5/12/22 ß	285,000	287
Barclays PLC
4.338%, (ICE LIBOR USD 3 Month plus 1.356%), 5/16/24 ß	370,000	392
BDO Unibank, Inc.
2.950%, 3/6/23 §,ß	800,000	824
BPCE SA
1.370%, (ICE LIBOR USD 3 Month plus 1.220%), 5/22/22 144A ß	280,000	282
5.700%, 10/22/23 144A ß	1,280,000	1,403
Brighthouse Financial Global Funding
0.600%, 6/28/23 144A ß	1,315,000	1,316
1.000%, 4/12/24 144A ß	495,000	497
Capital One Financial Corp.
3.200%, 1/30/23 ß	345,000	357
3.500%, 6/15/23 ß	245,000	258
3.900%, 1/29/24 ß	240,000	257
CC Holdings GS V LLC
3.849%, 4/15/23 ß	1,360,000	1,428
The Charles Schwab Corp.
4.200%, 3/24/25	525,000	580
Citigroup, Inc.
0.981%, (US SOFR plus 0.669%), 5/1/25 ß	500,000	502
2.312%, (US SOFR plus 0.867%), 11/4/22 ß	575,000	576
2.900%, 12/8/21 ß	675,000	677
3.106%, (US SOFR plus 2.750%), 4/8/26 ß	650,000	690

Corporate Bonds (47.9%)	Shares/ Par +	Value $ (000’s)

Financial continued
Citizens Bank NA
3.250%, 2/14/22 ß	290,000	292
CNO Global Funding
1.750%, 10/7/26 144A ß	490,000	490
Cooperatieve Rabobank UA
3.950%, 11/9/22 ß	1,190,000	1,235
Credit Agricole SA
1.196%, (ICE LIBOR USD 3 Month plus 1.020%), 4/24/23 144A ß	315,000	319
Credit Suisse AG
0.495%, 2/2/24 ß	485,000	483
1.000%, 5/5/23 ß	860,000	868
Credit Suisse Group AG
2.997%, (3 Month LIBOR plus 1.200%), 12/14/23 144A ß	500,000	514
Creditcorp, Ltd.
2.750%, 6/17/25 144A ß	200,000	204
Crown Castle International Corp.
1.050%, 7/15/26 ß	615,000	602
Danske Bank A/S
1.226%, 6/22/24 144A ß	880,000	889
5.000%, 1/12/22 144A ß	665,000	673
Eastern Creation II Investment Holdings, Ltd.
1.000%, 9/10/23 §,ß	900,000	899
Equitable Financial Life Global Funding
0.500%, 4/6/23 144A ß	1,145,000	1,146
First Niagara Financial Group, Inc.
7.250%, 12/15/21	245,000	248
The Goldman Sachs Group, Inc.
0.481%, 1/27/23	385,000	385
0.627%, (US SOFR plus 0.538%), 11/17/23	115,000	115
0.657%, (US SOFR plus 0.505%), 9/10/24	335,000	335
0.673%, (US SOFR plus 0.572%), 3/8/24	335,000	335
0.966%, (ICE LIBOR USD 3 Month plus 0.780%), 10/31/22	330,000	330
3.500%, 4/1/25	490,000	527
5.750%, 1/24/22	825,000	839
Highwoods Realty LP
3.625%, 1/15/23	740,000	762
HPHT Finance 17, Ltd.
2.750%, 9/11/22 §	765,000	778
HSBC Holdings PLC
1.645%, (US SOFR plus 1.538%), 4/18/26	910,000	915
2.099%, (US SOFR plus 1.929%), 6/4/26	320,000	327
JPMorgan Chase & Co.
0.824%, (US SOFR plus 0.540%), 6/1/25	560,000	560
0.902%, (US SOFR plus 0.885%), 4/22/27	350,000	354
2.083%, (US SOFR plus 1.850%), 4/22/26	890,000	915
KeyBank NA
1.250%, 3/10/23	580,000	588
LeasePlan Corp. NV
2.875%, 10/24/24 144A	600,000	628
Lincoln National Corp.
4.000%, 9/1/23	130,000	139
Lloyds Banking Group PLC
1.326%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.100%), 6/15/23	200,000	201

Short-Term Bond Portfolio

Corporate Bonds (47.9%)	Shares/ Par +	Value $ (000’s)

Financial continued
LSEGA Financing PLC
0.650%, 4/6/24 144A	765,000	763
Marsh & McLennan Cos., Inc.
3.875%, 3/15/24	345,000	371
Metropolitan Life Global Funding I
0.400%, 1/7/24 144A	430,000	428
Mitsubishi UFJ Financial Group, Inc.
0.953%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.550%), 7/19/25	985,000	986
1.070%, (ICE LIBOR USD 3 Month plus 0.920%), 2/22/22	390,000	391
Mizuho Financial Group Cayman 2, Ltd.
4.200%, 7/18/22 §	930,000	955
Morgan Stanley
0.529%, (US SOFR plus 0.455%), 1/25/24	450,000	450
0.560%, (US SOFR plus 0.466%), 11/10/23	640,000	641
0.731%, (US SOFR plus 0.616%), 4/5/24	560,000	562
2.750%, 5/19/22	485,000	493
4.100%, 5/22/23	160,000	169
4.875%, 11/1/22	375,000	393
Nasdaq, Inc.
0.445%, 12/21/22	415,000	415
Nationwide Building Society
3.622%, (ICE LIBOR USD 3 Month plus 1.181%), 4/26/23 144A	615,000	626
3.766%, (ICE LIBOR USD 3 Month plus 1.064%), 3/8/24 144A	260,000	271
NatWest Group PLC
3.875%, 9/12/23	520,000	551
NatWest Markets PLC
0.800%, 8/12/24 144A	390,000	389
2.375%, 5/21/23 144A	640,000	660
Park Aerospace Holdings, Ltd.
4.500%, 3/15/23 144A	525,000	549
5.250%, 8/15/22 144A	375,000	388
PNC Bank NA
2.450%, 7/28/22	325,000	330
2.950%, 1/30/23	335,000	346
Principal Life Global Funding II
0.750%, 4/12/24 144A	530,000	531
Public Storage
0.487%, (US SOFR plus 0.470%), 4/23/24	280,000	280
QNB Finance, Ltd.
3.500%, 3/28/24 §	880,000	933
SBA Tower Trust
1.631%, 5/15/51 144A	280,000	279
1.884%, 1/15/26 144A	160,000	162
2.836%, 1/15/25 144A	440,000	456
Simon Property Group LP
2.000%, 9/13/24	225,000	233
3.375%, 10/1/24	450,000	482
Standard Chartered PLC
0.991%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.780%), 1/12/25 144A	220,000	219
1.319%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.170%), 10/14/23 144A	455,000	458

Corporate Bonds (47.9%)	Shares/ Par +	Value $ (000’s)

Financial continued
1.338%, (ICE LIBOR USD 3 Month plus 1.150%), 1/20/23 144A	435,000	436
3.950%, 1/11/23 144A	800,000	829
State Street Corp.
2.825%, (US SOFR plus 2.690%), 3/30/23	160,000	162
SunTrust Bank
2.800%, 5/17/22	480,000	487
Svenska Handelsbanken AB
0.550%, 6/11/24 144A	420,000	419
1.418%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.630%), 6/11/27 144A	400,000	398
Swedbank AB
1.300%, 6/2/23 144A	505,000	512
Synchrony Bank
3.000%, 6/15/22	250,000	254
Synchrony Financial
2.850%, 7/25/22	2,066,000	2,104
4.250%, 8/15/24	1,130,000	1,221
The Toronto-Dominion Bank
0.550%, 3/4/24	1,015,000	1,012
Trininty Acquisition PLC
4.625%, 8/15/23	200,000	214
Truist Financial Corp.
0.450%, (US SOFR plus 0.400%), 6/9/25	410,000	412
UBS AG
0.700%, 8/9/24 144A	280,000	280
UBS Group AG
1.008%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.830%), 7/30/24 144A	620,000	624
1.370%, (ICE LIBOR USD 3 Month plus 1.220%), 5/23/23 144A	415,000	418
1.494%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.850%), 8/10/27 144A	215,000	213
Wells Fargo & Co.
1.654%, (US SOFR plus 1.600%), 6/2/24	410,000	418
2.188%, (US SOFR plus 2.000%), 4/30/26	400,000	413
3.500%, 3/8/22	56,000	57
Western Union Co.
2.850%, 1/10/25	570,000	598
Yongda Investment, Ltd.
2.250%, 6/16/25 §	643,000	645

Total		70,741

Industrial (2.2%)
Amphenol Corp.
2.050%, 3/1/25 ß	405,000	418
Avnet, Inc.
4.875%, 12/1/22 ß	180,000	188
Boral Finance, Ltd.
3.000%, 11/1/22 144A ß	345,000	352
Carrier Global Corp.
2.242%, 2/15/25 ß	835,000	865
CNH Industrial Capital LLC
3.875%, 10/15/21 ß	460,000	461
DAE Funding LLC
1.550%, 8/1/24 144A ß	265,000	263
5.250%, 11/15/21 144A ß	305,000	305

Short-Term Bond Portfolio

Corporate Bonds (47.9%)	Shares/ Par +	Value $ (000’s)

Industrial continued
Deere & Co.
2.750%, 4/15/25 ß	195,000	206
GATX Corp.
3.900%, 3/30/23	360,000	377
4.350%, 2/15/24	337,000	363
General Electric Co.
3.450%, 5/15/24	240,000	255
Guangzhou Metro Investment Finance BVI, Ltd.
1.507%, 9/17/25 §	800,000	783
Honeywell International, Inc.
1.350%, 6/1/25	435,000	442
Martin Marietta Materials, Inc.
0.650%, 7/15/23	475,000	476
Otis Worldwide Corp.
2.056%, 4/5/25	485,000	501
Republic Services, Inc.
2.500%, 8/15/24	375,000	393
Roper Technologies, Inc.
0.450%, 8/15/22	100,000	100
1.000%, 9/15/25	115,000	114
2.350%, 9/15/24	165,000	173
3.125%, 11/15/22	660,000	676
3.650%, 9/15/23	125,000	132
Siemens Financieringsmaatschappij NV
0.650%, 3/11/24 144A	390,000	391
SMBC Aviation Capital Finance DAC
3.550%, 4/15/24 144A	200,000	212
4.125%, 7/15/23 144A	200,000	211
Sydney Airport Finance Co. Pty, Ltd.
3.900%, 3/22/23 144A	643,000	671

Total		9,328

Real Estate (0.2%)
SBA Tower Trust
3.448%, 3/15/23 144A	775,000	785

Total		785

Technology (3.0%)
Analog Devices, Inc.
0.300%, (US SOFR plus 0.250%), 10/1/24 ß	170,000	170
2.950%, 4/1/25 ß	140,000	149
CDW LLC / CDW Finance Corp.
5.500%, 12/1/24 ß	180,000	198
Fidelity National Information Services, Inc.
0.375%, 3/1/23	650,000	650
0.600%, 3/1/24	310,000	310
Fiserv, Inc.
2.750%, 7/1/24	800,000	843
Fortinet, Inc.
1.000%, 3/15/26	380,000	374
HCL America, Inc.
1.375%, 3/10/26 144A	1,000,000	989
International Business Machines Corp.
2.875%, 11/9/22	155,000	159
Microchip Technology, Inc.
0.972%, 2/15/24 144A	685,000	685
0.983%, 9/1/24 144A	560,000	559
2.670%, 9/1/23	640,000	664

Corporate Bonds (47.9%)	Shares/ Par +	Value $ (000’s)

Technology continued
Micron Technology, Inc.
2.497%, 4/24/23	1,335,000	1,374
4.640%, 2/6/24	410,000	445
NXP BV / NXP Funding LLC
3.875%, 9/1/22 144A	1,176,000	1,211
4.625%, 6/1/23 144A	945,000	1,005
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.700%, 5/1/25 144A	90,000	94
Oracle Corp.
2.400%, 9/15/23	745,000	771
2.500%, 4/1/25	1,250,000	1,308
Skyworks Solutions, Inc.
0.900%, 6/1/23	175,000	175
VMware, Inc.
0.600%, 8/15/23	385,000	386

Total		12,519

Utilities (2.5%)
AES Corp.
3.300%, 7/15/25 144A ß	365,000	388
Alexander Funding Trust
1.841%, 11/15/23 144A ß	530,000	540
American Electric Power Co., Inc.
3.650%, 12/1/21 ß	85,000	86
APT Pipelines, Ltd.
4.200%, 3/23/25 144A ß	355,000	386
Edison International
2.950%, 3/15/23 ß	310,000	319
3.125%, 11/15/22 ß	290,000	297
Enel Finance International NV
1.375%, 7/12/26 144A ß	645,000	641
2.650%, 9/10/24 144A ß	595,000	623
FirstEnergy Corp.
3.350%, 7/15/22	320,000	324
Hero Asia Investment, Ltd.
1.500%, 11/18/23 §	950,000	950
Korea Hydro & Nuclear Power Co., Ltd.
1.250%, 4/27/26 144A	795,000	788
NRG Energy, Inc.
3.750%, 6/15/24 144A	270,000	288
Pacific Gas & Electric Co.
3.500%, 6/15/25	555,000	579
San Diego Gas & Electric Co.
1.914%, 2/1/22	15,359	15
Saudi Electricity Global Sukuk Co. 2
3.473%, 4/8/23 §	800,000	831
Sempra Energy
2.875%, 10/1/22	265,000	269
Sinosing Services Pte, Ltd.
2.250%, 2/20/25 §	1,000,000	1,013
Southern California Edison Co.
2.400%, 2/1/22	180,000	181
Vistra Operations Co. LLC
3.550%, 7/15/24 144A	1,985,000	2,088

Total		10,606

Total Corporate Bonds (Cost: $197,216)		200,371

Short-Term Bond Portfolio

Governments (16.0%)	Shares/ Par +	Value $ (000’s)

Governments (16.0%)
US Treasury
0.125%, 10/31/22	3,240,000	3,240
0.125%, 11/30/22	13,390,000	13,388
0.125%, 12/31/22	1,935,000	1,934
0.125%, 1/31/23	5,450,000	5,447
0.125%, 3/31/23	1,000,000	999
0.125%, 4/30/23	22,860,000	22,830
0.125%, 5/31/23	2,250,000	2,246
0.125%, 6/30/23	8,260,000	8,246
0.125%, 7/31/23	3,910,000	3,902
0.125%, 8/31/23	4,195,000	4,184
0.375%, 8/15/24	625,000	623

Total		67,039

Total Governments (Cost: $67,049)		67,039

Municipal Bonds (0.6%)

Municipal Bonds (0.6%)
Chicago Transit Authority
1.708%, 12/1/22 RB	20,000	20
1.838%, 12/1/23 RB	20,000	21
2.064%, 12/1/24 RB	55,000	57
City of Houston TX Airport System Revenue
0.883%, 7/1/22 RB	40,000	40
1.054%, 7/1/23 RB	65,000	66
1.272%, 7/1/24 RB	215,000	218
Dallas/Fort Worth International Airport
1.329%, 11/1/25 RB	110,000	111
Florida State Board of Administration Finance Corp.
1.258%, 7/1/25 RB	735,000	743
Long Island Power Authority
0.764%, 3/1/23 RB	160,000	160
State of Connecticut
1.998%, 7/1/24 GO	125,000	129
2.000%, 7/1/23 GO	50,000	51
2.098%, 7/1/25 GO	85,000	89
State of Illinois
2.250%, 10/1/22 GO	885,000	892

Total Municipal Bonds (Cost: $2,565)		2,597

Structured Products (33.2%)

Asset Backed Securities (14.0%)
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class C
2.690%, 6/19/23	62,112	62
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class D
3.820%, 3/18/24	790,000	814
Americredit Automobile Receivables Trust, Series 2018-3, Class A3
3.380%, 7/18/23	33,987	34
AmeriCredit Automobile Receivables Trust, Series 2019-3, Class B
2.130%, 7/18/25	240,000	243
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class C
1.590%, 10/20/25	320,000	325

Structured Products (33.2%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class D
1.800%, 12/18/25	315,000	322
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C
1.060%, 8/18/26	245,000	247
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class C
0.890%, 10/19/26	430,000	431
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D
1.210%, 12/18/26	270,000	269
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D
1.290%, 6/18/27	575,000	574
Applebee’s Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2I
4.194%, 6/7/49 144A ß	688,050	700
Arbor Realty Commercial Real Estate Notes, Series 2021-FL3, Class A
1.155%, (ICE LIBOR USD 1 Month plus 1.070%), 8/15/34 144A ß	640,000	640
Ares CLO, Ltd., Series 2020-57A, Class A
1.496%, (ICE LIBOR USD 3 Month plus 1.320%), 10/25/31 144A ß	495,000	495
ARI Fleet Lease Trust, Series 2020-A, Class B
2.060%, 11/15/28 144A	345,000	351
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A
2.970%, 3/20/24 144A	425,000	439
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class B
3.330%, 3/20/24 144A	435,000	447
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class C
4.950%, 3/20/25 144A	195,000	210
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class B
3.700%, 3/20/23 144A	120,000	121
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A
3.350%, 9/22/25 144A	340,000	362
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A
2.330%, 8/20/26 144A	250,000	260
Babson CLO, Ltd., Series 2017-IA, Class AR
0.988%, (ICE LIBOR USD 3 Month plus 0.800%), 1/20/28 144A ß	626,419	626
Bayview Mortgage Fund IVc Trust, Series 2017-RT3, Class A
3.500%, (AFC), 1/28/58 144A ß	310,241	313
Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class A
3.500%, (AFC), 6/28/57 144A ß	273,629	279
Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A
3.500%, (AFC), 1/28/55 144A ß	94,697	96
BlueMountain CLO, Series 2015-2, Class A
1.120%, (ICE LIBOR USD 3 Month plus 0.930%), 7/18/27 144A ß	299,867	300

Short-Term Bond Portfolio

Structured Products (33.2%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A
3.280%, 9/26/33 144A ß	160,682	168
Capital Auto Receivables Asset Trust, Series 2018-1, Class D
3.700%, 6/20/25 144A	575,000	577
Carlyle Global Market Strategies, Series 2015-3A, Class A1R
1.184%, (ICE LIBOR USD 3 Month plus 1.000%), 7/28/28 144A ß	337,301	337
CarMax Auto Owner Trust, Series 2017-4, Class C
2.700%, 10/16/23	95,000	95
CarMax Auto Owner Trust, Series 2019-2, Class B
3.010%, 12/16/24	455,000	472
CarMax Auto Owner Trust, Series 2019-4, Class A4
2.130%, 7/15/25	345,000	356
CarMax Auto Owner Trust, Series 2020-1, Class B
2.210%, 9/15/25	430,000	443
CarMax Auto Owner Trust, Series 2020-1, Class C
2.340%, 11/17/25	190,000	196
CarMax Auto Owner Trust, Series 2020-4, Class D
1.750%, 4/15/27	300,000	304
Cedar Funding, Ltd., Series 2021-14A, Class A
1.225%, (ICE LIBOR USD 3 Month plus 1.100%), 7/15/33 144A ß	695,000	694
CIFC Funding, Ltd., Series 2014-2RA, Class A1
1.226%, (ICE LIBOR USD 3 Month plus 1.050%), 4/24/30 144A ß	915,000	915
CIFC Funding, Ltd., Series 2020-3A, Class A1
1.538%, (ICE LIBOR USD 3 Month plus 1.350%), 10/20/31 144A ß	435,000	435
CIFC Funding, Ltd., Series 2021-4A, Class A
1.238%, (ICE LIBOR USD 3 Month plus 1.050%), 7/15/33 144A ß	905,000	904
CNH Equipment Trust, Series 2020-A, Class A4
1.510%, 4/15/27 ß	260,000	266
Daimler Trucks Retail Trust, Series 2020-1, Class A4
1.370%, 6/15/27 ß	855,000	861
Drive Auto Receivables Trust, Series 2020-1, Class C
2.360%, 3/16/26	380,000	385
Drive Auto Receivables Trust, Series 2021-2, Class D
1.390%, 3/15/29	445,000	444
Dryden Senior Loan Fund, Series 2020-86A, Class AR1
1.260%, (ICE LIBOR USD 3 Month plus 1.100%), 7/17/34 144A ß	610,000	610

Structured Products (33.2%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Elara HGV Timeshare Issuer, Series 2017-A, Class A
2.690%, 3/25/30 144A ß	57,477	59
Elara HGV Timeshare Issuer, Series 2019-A, Class A
2.610%, 1/25/34 144A ß	134,986	138
Enterprise Fleet Financing LLC, Series 2019-1, Class A2
2.980%, 10/22/24 144A	60,187	61
Enterprise Fleet Financing LLC, Series 2019-3, Class A2
2.060%, 5/20/25 144A	182,586	185
Exeter Automobile Receivables Trust, Series 2021-2A, Class C
0.980%, 6/15/26	265,000	265
Ford Credit Auto Owner Trust, Series 2020- 2, Class C
1.740%, 4/15/33 144A	310,000	311
Ford Credit Floorplan Master Owner Trust, Series 2020-1, Class C
1.420%, 9/15/25	440,000	445
GM Financial Automobile Leasing Trust, Series 2020-2, Class C
2.560%, 7/22/24	265,000	272
GM Financial Consumer Automobile Receivables Trust, Series 2020-4, Class C
1.050%, 5/18/26	225,000	226
GMF Floorplan Owner Revolving Trust, Series 2019-1, Class A
2.700%, 4/15/24 144A	355,000	360
Golub Capital Partners CLO, Series 2018- 39A, Class A1
1.338%, (ICE LIBOR USD 3 Month plus 1.150%), 10/20/28 144A	368,788	369
GS Mortgage Securities Trust, Series 2020- 2, Class A3
1.490%, 12/16/24	160,000	161
Hardee’s Funding LLC, Series 2018-1A, Class A21I
4.959%, 6/20/48 144A	305,550	325
Hilton Grand Vacations Trust, Series 2017- AA, Class A
2.660%, 12/26/28 144A	588,350	601
Hilton Grand Vacations Trust, Series 2017- AA, Class B
2.960%, (EXE), 12/26/28 144A	128,388	131
Hilton Grand Vacations Trust, Series 2020- AA, Class A
2.740%, 2/25/39 144A	390,860	406
Hyundai Auto Lease Securitization Trust, Series 2020-A, Class A3
1.410%, 11/15/24	350,000	354
Hyundai Auto Receivables Trust, Series 2019-A, Class B
2.940%, 5/15/25	325,000	335
JPMorgan Chase Bank NA CACLN, Series 2021-2, Class D
1.138%, 12/26/28 144A	410,000	410

Short-Term Bond Portfolio

Structured Products (33.2%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
KKR Financial CLO, Ltd., Series 2013, Class A1R
0.984%, (ICE LIBOR USD 3 Month plus 0.800%), 1/16/28 144A	468,104	468
KKR Financial CLO, Ltd., Series 2029, Class A
1.341%, (ICE LIBOR USD 3 Month plus 1.200%), 1/15/32 144A	1,000,000	1,000
Kubota Credit Owner Trust, Series 2020-1A, Class A3
1.960%, 3/15/24 144A	185,000	188
Madison Park Funding, Ltd., Series 2015- 18A, Class A1R
1.376%, (ICE LIBOR USD 3 Month plus 1.190%), 10/21/30 144A	690,000	690
Madison Park Funding, Ltd., Series 2017- 23A, Class AR
1.095%, (ICE LIBOR USD 3 Month plus 0.970%), 7/27/31 144A	715,000	713
Madison Park Funding, Ltd., Series 2017- 23A, Class BR
1.675%, (ICE LIBOR USD 3 Month plus 1.550%), 7/27/31 144A	460,000	460
Madison Park Funding, Ltd., Series 2019- 37A, Class AR
1.210%, (ICE LIBOR USD 3 Month plus 1.070%), 7/15/33 144A	450,000	449
Magnetite CLO, Ltd., Series 2020-25A, Class A
1.455%, (ICE LIBOR USD 3 Month plus 1.200%), 1/25/32 144A	405,000	405
Magnetite XVI, Ltd., Series 2015-16A, Class AR
0.990%, (ICE LIBOR USD 3 Month plus 0.800%), 1/18/28 144A	942,236	942
MetLife Securitization Trust, Series 2017-1A, Class A
3.000%, (AFC), 4/25/55 144A	113,080	116
MF1, Series 2021-FL7, Class A
1.175%, (ICE LIBOR USD 1 Month plus 1.080%), 10/18/36 144A	465,000	465
Mill City Mortgage Loan Trust, Series 2016- 1, Class A1
2.500%, (AFC), 4/25/57 144A	8,085	8
Mill City Mortgage Loan Trust, Series 2017- 2, Class A1
2.750%, (AFC), 7/25/59 144A	129,487	131
MVW Owner Trust, Series 2017-1A, Class A
2.420%, 12/20/34 144A	204,353	208
MVW Owner Trust, Series 2017-1A, Class B
2.750%, 12/20/34 144A	21,511	22
MVW Owner Trust, Series 2017-1A, Class C
2.990%, 12/20/34 144A	23,662	24
MVW Owner Trust, Series 2019-2A, Class A
2.440%, 10/20/38 144A	120,308	121
MVW Owner Trust, Series 2020-1A, Class A
1.740%, 10/20/37 144A	212,923	215
MVW Owner Trust, Series 2020-1A, Class B
2.730%, 10/20/37 144A	290,657	296

Structured Products (33.2%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
MVW Owner Trust, Series 2021-1WA, Class C
1.940%, 1/22/41 144A	170,207	171
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A
3.420%, 1/15/43 144A	367,097	376
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2A
3.010%, 12/15/59 144A	277,679	290
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A2A
2.640%, 5/15/68 144A	537,005	547
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A
2.460%, 11/15/68 144A	380,000	393
Navient Private Education Refi Loan Trust, Series 2020-CA, Class A2A
2.150%, 11/15/68 144A	1,205,000	1,239
Navient Private Education Refi Loan Trust, Series 2020-DA, Class A
1.690%, 5/15/69 144A	309,512	313
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A
1.170%, 9/16/69 144A	196,491	198
Navient Student Loan Trust, Series 2019-2A, Class A1
0.356%, (ICE LIBOR USD 1 Month plus 0.270%), 2/27/68 144A	8,367	8
Navient Student Loan Trust, Series 2019- GA, Class A
2.400%, 10/15/68 144A	734,942	749
Navient Student Loan Trust, Series 2020- HA, Class A
1.310%, 1/15/69 144A	111,766	113
Navient Student Loan Trust, Series 2021- BA, Class A
0.940%, 7/15/69 144A	509,343	508
Navient Student Loan Trust, Series 2021- EA, Class A
0.970%, 12/16/69 144A	284,877	284
Navistar Financial Dealer Note Master Trust, Series 2020-1, Class A
1.036%, (ICE LIBOR USD 1 Month plus 0.950%), 7/25/25 144A	395,000	397
Nelnet Student Loan Trust, Series 2020-1A, Class A
0.826%, (ICE LIBOR USD 1 Month plus 0.740%), 3/26/68 144A	157,176	158
Nelnet Student Loan Trust, Series 2021-CA, Class AFX
1.320%, 4/20/62 144A	1,055,000	1,051
Neuberger Berman CLO, Ltd., Series 2019- 32A, Class AR
1.180%, (ICE LIBOR USD 3 Month plus 0.990%), 1/20/32 144A	955,000	955
Neuberger Berman CLO, Ltd., Series 2020- 38A, Class A
1.488%, (ICE LIBOR USD 3 Month plus 1.300%), 10/20/32 144A	455,000	455

Short-Term Bond Portfolio

Structured Products (33.2%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Neuberger Berman CLO, Ltd., Series 2021- 40A, Class A
1.248%, (ICE LIBOR USD 3 Month plus 1.060%), 4/16/33 144A	270,000	270
Nissan Auto Lease Trust, Series 2020-A, Class A3
1.380%, 12/16/24	205,000	207
Nissan Master Owner Trust Receivables, Series 2019-A, Class A
0.644%, (ICE LIBOR USD 1 Month plus 0.560%), 2/15/24	650,000	651
Nissan Master Owner Trust Receivables, Series 2019-B, Class A
0.514%, (ICE LIBOR USD 1 Month plus 0.430%), 11/15/23	785,000	785
OCP CLO, Ltd., Series 2017-13A, Class A2R
1.666%, (ICE LIBOR USD 3 Month plus 1.550%), 7/15/30 144A	760,000	759
OZLM VIII, Ltd., Series 2014-8A, Class A1RR
1.360%, (ICE LIBOR USD 3 Month plus 1.170%), 10/17/29 144A	481,213	481
Reese Park CLO, Ltd., Series 2020-1A, Class A1
1.504%, (ICE LIBOR USD 3 Month plus 1.320%), 10/15/32 144A	445,000	445
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class D
1.570%, 1/15/27 144A	450,000	452
Santander Drive Auto Receivables Trust, Series 2019-1, Class C
3.420%, 4/15/25	121,293	122
Santander Drive Auto Receivables Trust, Series 2019-C, Class A3
1.860%, 2/21/23 144A	258,442	260
Santander Drive Auto Receivables Trust, Series 2019-C, Class B
2.170%, 11/20/23 144A	215,000	218
Santander Drive Auto Receivables Trust, Series 2019-C, Class C
2.390%, 11/20/23 144A	360,000	366
Santander Drive Auto Receivables Trust, Series 2019-C, Class D
2.880%, 6/20/24 144A	425,000	435
Santander Drive Auto Receivables Trust, Series 2020-3, Class B
0.690%, 3/17/25	650,000	651
Santander Drive Auto Receivables Trust, Series 2020-4, Class C
1.010%, 1/15/26	400,000	403
Santander Drive Auto Receivables Trust, Series 2020-BA, Class C
1.290%, 4/15/26 144A	650,000	655
Santander Drive Auto Receivables Trust, Series 2021-3, Class D
1.330%, 9/15/27	560,000	559
Santander Retail Auto Lease Trust, Series 2019-A, Class A3
2.770%, 6/20/22 144A	17,352	17

Structured Products (33.2%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Santander Retail Auto Lease Trust, Series 2019-A, Class C
3.300%, 5/22/23 144A	330,000	333
Santander Retail Auto Lease Trust, Series 2019-B, Class C
2.770%, 8/21/23 144A	305,000	310
Santander Retail Auto Lease Trust, Series 2020-A, Class D
2.520%, 11/20/24 144A	320,000	328
Santander Retail Auto Lease Trust, Series 2021-A, Class C
1.140%, 3/20/26 144A	1,030,000	1,028
Santander Retail Auto Lease Trust, Series 2021-B, Class D
1.410%, 11/20/25 144A	440,000	441
Santander Retail Auto Lease Trust, Series 2021-C, Class C
1.110%, 3/20/26 144A	365,000	365
Sierra Receivables Funding Co. LLC, Series 2016-3A, Class A
2.430%, 10/20/33 144A	65,728	66
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A
2.910%, 3/20/34 144A	128,227	129
Sierra Receivables Funding Co. LLC, Series 2019-1A, Class A
3.200%, 1/20/36 144A	83,012	86
Sierra Receivables Funding Co. LLC, Series 2019-2, Class A
2.590%, 5/20/36 144A	272,637	279
Sierra Receivables Funding Co. LLC, Series 2019-3, Class A
2.340%, 7/15/38 144A	674,211	687
Sierra Receivables Funding Co. LLC, Series 2020-2A, Class C
3.510%, 7/20/37 144A	157,024	161
SLM Student Loan Trust, Series 2007-7, Class A4
0.506%, (ICE LIBOR USD 3 Month plus 0.330%), 1/25/22	162,544	160
SLM Student Loan Trust, Series 2008-1, Class A4
0.826%, (ICE LIBOR USD 3 Month plus 0.650%), 1/25/22	488,564	479
SMB Private Education Loan Trust, Series 2014-A, Class A3
1.584%, (ICE LIBOR USD 1 Month plus 1.500%), 4/15/32 144A	634,252	640
SMB Private Education Loan Trust, Series 2015-A, Class A2B
1.084%, (ICE LIBOR USD 1 Month plus 1.000%), 6/15/27 144A	20,873	21
SMB Private Education Loan Trust, Series 2016-C, Class A2B
1.184%, (ICE LIBOR USD 1 Month plus 1.100%), 9/15/34 144A	323,350	325
SMB Private Education Loan Trust, Series 2018-B, Class A2A
3.600%, 1/15/37 144A	191,533	202

Short-Term Bond Portfolio

Structured Products (33.2%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
SMB Private Education Loan Trust, Series 2018-B, Class A2B
0.804%, (ICE LIBOR USD 1 Month plus 0.720%), 1/15/37 144A	458,311	460
SMB Private Education Loan Trust, Series 2020-BA, Class A1A
1.290%, 7/15/53 144A	191,300	192
SMB Private Education Loan Trust, Series 2021-BA, Class 144A
1.310%, 7/17/51 144A	925,454	925
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A
1.600%, 9/15/54 144A	1,410,621	1,426
Symphony CLO XXVI, Ltd., Series 2021- 26A, Class AR
1.189%, (ICE LIBOR USD 3 Month plus 1.080%), 4/20/33 144A	285,000	285
Towd Point Mortgage Trust, Series 2015-1, Class A1
3.000%, (AFC), 1/28/58 144A	102,825	105
Towd Point Mortgage Trust, Series 2016-1, Class A1B
2.750%, (AFC), 2/25/55 144A	1,925	2
Towd Point Mortgage Trust, Series 2016-1, Class A3B
3.000%, (AFC), 2/25/55 144A	28,936	29
Towd Point Mortgage Trust, Series 2016-2, Class A1A
2.750%, (AFC), 8/25/55 144A	18,147	18
Towd Point Mortgage Trust, Series 2016-3, Class A1
2.250%, (AFC), 4/25/56 144A	8,203	8
Towd Point Mortgage Trust, Series 2017-1, Class A1
2.750%, (AFC), 10/25/56 144A	114,437	116
Towd Point Mortgage Trust, Series 2017-2, Class A1
2.750%, (AFC), 4/25/57 144A	74,873	76
Towd Point Mortgage Trust, Series 2017-3, Class A1
2.750%, (AFC), 7/25/57 144A	189,902	193
Towd Point Mortgage Trust, Series 2017-4, Class A1
2.750%, (AFC), 6/25/57 144A	119,228	122
Towd Point Mortgage Trust, Series 2017-6, Class A1
2.750%, (AFC), 10/25/57 144A	437,014	445
Towd Point Mortgage Trust, Series 2018-2, Class A1
3.250%, (AFC), 3/25/58 144A	606,850	623
Towd Point Mortgage Trust, Series 2018-5, Class A1A
3.250%, (AFC), 8/25/58 144A	386,100	392
Volvo Financial Equipment LLC, Series 2018-1A, Class B
2.910%, 1/17/23 144A	210,000	211
World Omni Auto Receivables Trust, Series 2019-C, Class C
2.400%, 6/15/26	380,000	390

Structured Products (33.2%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
World Omni Auto Receivables Trust, Series 2020-A, Class C
1.640%, 8/17/26	225,000	228
World Omni Select Auto Trust, Series 2020- A, Class B
0.840%, 6/15/26	270,000	270
World Omni Select Auto Trust, Series 2020- A, Class C
1.250%, 10/15/26	310,000	313

Total		58,567

Mortgage Securities (19.2%)
Angel Oak Mortgage Trust LLC, Series 2019-4, Class A
3.301%, (AFC), 7/26/49 144A	156,429	158
Angel Oak Mortgage Trust LLC, Series 2019-2, Class A1
3.628%, (AFC), 3/25/49 144A	94,475	95
Angel Oak Mortgage Trust LLC, Series 2019-2, Class M1
4.065%, (AFC), 3/25/49 144A	270,000	273
Angel Oak Mortgage Trust LLC, Series 2020-3, Class A1
1.691%, (AFC), 4/25/65 144A	330,116	332
Angel Oak Mortgage Trust LLC, Series 2020-3, Class A3
2.872%, (AFC), 4/25/65 144A	123,178	125
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A2
1.579%, (AFC), 5/25/65 144A	188,503	189
Angel Oak Mortgage Trust LLC, Series 2020-6, Class A1
1.261%, (AFC), 5/25/65 144A	219,831	220
Angel Oak Mortgage Trust LLC, Series 2021-1, Class A1
0.909%, (AFC), 1/25/66 144A	653,304	649
Angel Oak Mortgage Trust LLC, Series 2021-1, Class A2
1.115%, (AFC), 1/25/66 144A	191,126	191
Angel Oak Mortgage Trust LLC, Series 2021-2, Class A1
0.985%, (AFC), 4/25/66 144A	540,287	542
Angel Oak Mortgage Trust LLC, Series 2021-2, Class A2
1.190%, (AFC), 4/25/66 144A	170,398	171
Angel Oak Mortgage Trust LLC, Series 2021-3, Class A1
1.068%, (AFC), 5/25/66 144A	368,301	368
Atrium Hotel Portfolio Trust, Series 2017- ATRM, Class A
1.014%, (ICE LIBOR USD 1 Month plus 0.930%), 12/15/36 144A	520,000	520
Austin Fairmont Hotel Trust , Series 2019- FAIR, Class A
1.134%, (ICE LIBOR USD 1 Month plus 1.050%), 9/15/32 144A	545,000	545
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A
0.934%, (ICE LIBOR USD 1 Month plus 0.850%), 9/15/34 144A	460,000	460

Short-Term Bond Portfolio

Structured Products (33.2%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class C
2.100%, (ICE LIBOR USD 1 Month plus 2.000%), 9/15/38 144A	435,000	435
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class A1
1.957%, 2/15/50	16,353	16
BANK, Series 2017-BNK4, Class A1
2.002%, 5/15/50	30,082	30
BANK, Series 2019-BNK24, Class A1
2.056%, 11/15/62	174,725	178
Bayview MSR Opportunity Master Fund Trust, Series 2021-INV2, Class A5
2.500%, (AFC), 6/25/51 144A ß	586,728	601
BCP Trust, Series 2021-330N, Class A
0.883%, (ICE LIBOR USD 1 Month plus 0.799%), 6/15/38 144A	290,000	288
BPR Trust, Series 2021-TY, Class B
1.250%, (ICE LIBOR USD 1 Month plus 1.150%), 9/25/38 144A	450,000	450
BSREP Commercial Mortgage Trust, Series 2021-DC, Class D
1.984%, (ICE LIBOR USD 1 Month plus 1.900%), 8/15/38 144A	200,000	200
BX Commercial Mortgage Trust, Series 2019-XL, Class A
1.004%, (ICE LIBOR USD 1 Month plus 0.920%), 10/15/36 144A	300,448	301
BX Commercial Mortgage Trust, Series 2020-BXLP, Class C
1.204%, (ICE LIBOR USD 1 Month plus 1.120%), 12/15/36 144A	331,774	332
BX Commercial Mortgage Trust, Series 2020-BXLP, Class D
1.334%, (ICE LIBOR USD 1 Month plus 1.250%), 12/15/36 144A	317,950	318
BX Trust, Series 2018-GW, Class A
0.884%, (ICE LIBOR USD 1 Month plus 0.800%), 5/15/35 144A	1,095,000	1,095
BX Trust, Series 2019-XL, Class B
1.164%, (ICE LIBOR USD 1 Month plus 1.080%), 10/15/36 144A	331,376	332
BX Trust, Series 2021-SOAR, Class D
1.484%, (ICE LIBOR USD 1 Month plus 1.400%), 6/15/38 144A	375,000	376
BX Trust, Series 2021-VIEW, Class A
1.364%, (ICE LIBOR USD 1 Month plus 1.280%), 6/15/23 144A	255,000	255
CGDB Commercial Mortgage Trust, Series 2019-MOB, Class D
1.734%, (ICE LIBOR USD 1 Month plus 1.650%), 11/15/36 144A	660,000	658
CIM Trust, Series 2020-INV1, Class A2
2.500%, (AFC), 4/25/50 144A	417,945	424
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class B
3.635%, (CSTR), 5/10/35 144A	435,000	449
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class C
3.635%, (CSTR), 5/10/35 144A	255,000	260

Structured Products (33.2%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Citigroup Mortgage Loan Trust, Series 2019- IMC1, Class A1
2.720%, (AFC), 7/25/49 144A	135,899	137
Citigroup Mortgage Loan Trust, Series 2020- EXP2, Class A3
2.500%, 8/25/50 144A	454,569	461
Citigroup Mortgage Loan Trust, Series 2020- EXP2, Class A4
2.500%, (AFC), 8/25/50 144A	631,346	639
Cold Storage Trust, Series 2020-ICE5, Class B
1.384%, (ICE LIBOR USD 1 Month plus 1.300%), 11/15/37 144A	953,501	954
COLT Funding LLC, Series 2020-3, Class A1
1.506%, (AFC), 4/27/65 144A	94,862	95
COLT Funding LLC, Series 2021-3, Class A3
1.419%, (AFC), 9/27/66 144A	268,541	268
COLT Mortgage Loan Trust, Series 2021-1, Class A2
1.167%, (AFC), 6/25/66 144A	397,990	398
COMM Mortgage Trust, Series 2013-300P, Class A1
4.353%, 8/10/30 144A	275,000	289
COMM Mortgage Trust, Series 2020-CBM, Class D
3.754%, (CSTR), 11/13/39 144A	235,000	238
Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class B
4.815%, (CSTR), 2/10/47	435,000	468
Commercial Mortgage Pass Through Certificates, Series 2014-CR19, Class AM
4.080%, 8/10/47	495,000	532
Commercial Mortgage Pass Through Certificates, Series 2014-CR19, Class D
4.865%, (CSTR), 8/10/47 144A	185,000	184
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class B
4.701%, 3/10/47	480,000	513
Commercial Mortgage Pass Through Certificates, Series 2014-UBS5, Class A4
3.838%, 9/10/47	630,000	678
Commercial Mortgage Pass Through Certificates, Series 2015-CR22, Class B
3.926%, (AFC), 3/10/48	235,000	252
Commercial Mortgage Pass Through Certificates, Series 2015-CR22, Class C
4.243%, (CSTR), 3/10/48	440,000	466
Commercial Mortgage Pass Through Certificates, Series 2015-LC23, Class A2
3.221%, 10/10/48	359,721	363
Commercial Mortgage Pass Through Certificates, Series 2017-COR2, Class A1
2.111%, 9/10/50	50,012	50
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class C
1.514%, (ICE LIBOR USD 1 Month plus 1.430%), 5/15/36 144A	515,000	515
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D
1.684%, (ICE LIBOR USD 1 Month plus 1.600%), 5/15/36 144A	405,000	406

Short-Term Bond Portfolio

Structured Products (33.2%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Credit Suisse Mortgage Capital Certificates, Series 2020-NET, Class A
2.256%, 8/15/37 144A	205,000	211
Credit Suisse Mortgage Capital Certificates, Series 2020-NET, Class D
3.828%, (CSTR), 8/15/37 144A	445,000	465
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4
3.718%, 8/15/48	305,000	330
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A1
2.024%, 9/15/50	14,772	15
CSAIL Commerical Mortgage Trust, Series 2019-C16, Class A1
2.360%, 6/15/52	187,123	191
Deephaven Residential Mortgage Trust, Series 2021-1A, Class A3
1.128%, (AFC), 5/25/65 144A	188,116	188
Deephaven Residential Mortgage Trust, Series 2021-2, Class A1
0.899%, (AFC), 4/25/66 144A	190,402	190
Deephaven Residential Mortgage Trust, Series 2021-2, Class A3
1.260%, (AFC), 4/25/66 144A	213,622	214
Ellington Financial Mortgage Trust, Series 2019-2, Class A3
3.046%, (AFC), 11/25/59 144A	110,120	112
Ellington Financial Mortgage Trust, Series 2020-1, Class A1
2.006%, (AFC), 6/25/65 144A	312,666	315
Ellington Financial Mortgage Trust, Series 2021-1, Class A1
0.797%, (AFC), 2/25/66 144A	146,210	146
Ellington Financial Mortgage Trust, Series 2021-1, Class A3
1.106%, (AFC), 2/25/66 144A	121,248	121
Ellington Financial Mortgage Trust, Series 2021-2, Class A1
0.931%, (AFC), 6/25/66 144A	802,109	803
Ellington Financial Mortgage Trust, Series 2021-2, Class A3
1.291%, (AFC), 6/25/66 144A	236,987	237
Extended Stay America Trust, Series 2021- ESH, Class C
1.784%, (ICE LIBOR USD 1 Month plus 1.700%), 7/15/38 144A	477,516	481
Federal Home Loan Bank
2.000%, 9/1/36	442,298	458
4.000%, 12/1/49 ß	127,940	140
4.500%, 5/1/50 ß	90,215	98
Federal Home Loan Mortgage Corp.
2.000%, 1/1/36 ß	808,039	837
3.000%, 11/1/34 ß	50,362	54
3.500%, 3/1/46 ß	45,338	50
3.500%, 12/1/47 ß	442,657	471
5.000%, 12/1/41 ß	176,351	195
5.500%, 5/1/22 ß	2,697	3
6.000%, 9/1/34 ß	1,284	1
6.000%, 2/1/35 ß	28,957	34
6.000%, 9/1/35 ß	9,054	11
7.000%, 3/1/39 ß	58,629	67

Structured Products (33.2%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
7.500%, 6/1/38 ß	55,901	64
Federal Home Loan Mortgage Corp., Series 2014-DNA3, Class M1
4.092%, (ICE LIBOR USD 1 Month plus 4.000%), 8/25/24 ß	96,800	99
Federal Home Loan Mortgage Corp., Series 2016-DNA2, Class M3
4.742%, (ICE LIBOR USD 1 Month plus 4.650%), 10/25/28	306,678	318
Federal Home Loan Mortgage Corp., Series 2016-DNA3, Class M3
4.792%, (ICE LIBOR USD 1 Month plus 4.700%), 4/25/28	353,757	366
Federal Home Loan Mortgage Corp., Series 2017-DNA2, Class M1
1.292%, (ICE LIBOR USD 1 Month plus 1.200%), 10/25/29	82,244	82
Federal Home Loan Mortgage Corp., Series 2017-SC02, Class M1
3.847%, (CSTR), 5/25/47 144A	31,848	32
Federal Home Loan Mortgage Corp., Series 2018-DNA2, Class M1
0.892%, (ICE LIBOR USD 1 Month plus 0.800%), 12/25/30 144A	108,869	109
Federal Home Loan Mortgage Corp., Series 2018-HQA2, Class M1
0.836%, (ICE LIBOR USD 1 Month plus 0.750%), 10/25/48 144A	30,677	31
Federal Home Loan Mortgage Corp., Series 3713, Class PA
2.000%, 2/15/40	127,445	130
Federal Home Loan Mortgage Corp., Series 4092, Class CL
1.250%, 6/15/27	393,328	398
Federal Home Loan Mortgage Corp., Series DNA3, Class M1
0.842%, (ICE LIBOR USD 1 Month plus 0.750%), 3/25/30	33,868	34
Federal National Mortgage Association
2.500%, 10/1/22	46,140	48
2.500%, 12/1/22	13,308	14
3.000%, 6/1/22	7,367	8
3.000%, 4/1/24	68,337	72
3.000%, 9/1/28	260,062	274
3.000%, 12/1/34	119,985	128
3.000%, 3/1/35	49,044	52
3.500%, 5/1/27	283,480	304
3.500%, 4/1/46	287,542	309
3.500%, 2/1/48	528,606	563
4.000%, 1/1/47	84,663	91
4.000%, 2/1/49	21,003	23
4.000%, 11/1/49	58,554	63
4.000%, 12/1/49	24,987	27
4.500%, 5/1/40	61,512	69
4.500%, 9/1/40	55,461	62
4.500%, 5/1/41	105,155	117
4.500%, 8/1/48	37,421	41
4.500%, 9/1/48	38,928	42
4.500%, 10/1/48	241,327	264
4.500%, 11/1/48	58,012	63
4.500%, 12/1/48	293,573	318

Short-Term Bond Portfolio

Structured Products (33.2%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
4.500%, 5/1/49	147,771	162
4.500%, 1/1/50	30,145	33
5.000%, 10/1/33	93,202	106
5.000%, 6/1/40	53,411	61
5.000%, 7/1/45	82,566	93
5.000%, 9/1/48	90,474	99
5.000%, 2/1/49	50,733	56
5.000%, 8/1/49	36,399	40
5.500%, 8/1/37	54,332	63
5.500%, 2/1/38	201,076	233
6.000%, 8/1/22	3,229	3
6.000%, 3/1/34	47,003	55
6.000%, 8/1/34	130,382	150
6.000%, 11/1/34	4,811	6
6.000%, 12/1/34	1,705	2
6.000%, 4/1/35	3,026	4
6.000%, 5/1/38	2,053	2
6.000%, 10/1/40	100,891	119
6.000%, 2/1/49	437,242	522
6.500%, 7/1/32	15,309	18
6.500%, 12/1/32	15,140	17
Federal National Mortgage Association, Series 2011-113, Class AG
2.500%, 11/25/26	72,177	74
Federal National Mortgage Association, Series 2013-74, Class AD
2.000%, 7/25/23	33,630	34
Federal National Mortgage Association, Series 2017-90, Class KA
3.000%, 11/25/47	260,998	276
Federal National Mortgage Association, Series 2017-C02, Class 2ED3
1.436%, (ICE LIBOR USD 1 Month plus 1.350%), 9/25/29	179,956	181
Federal National Mortgage Association, Series 2017-C04, Class 2ED2
1.186%, (ICE LIBOR USD 1 Month plus 1.100%), 11/25/29	582,667	570
Federal National Mortgage Association, Series 2017-C05, Class 1ED3
1.286%, (ICE LIBOR USD 1 Month plus 1.200%), 1/25/30	244,270	241
Federal National Mortgage Association, Series 2018-44, Class PC
4.000%, 6/25/44	56,064	56
Federal National Mortgage Association, Series 2018-C01, Class 1ED2
0.936%, (ICE LIBOR USD 1 Month plus 0.850%), 7/25/30	392,532	393
Federal National Mortgage Association, Series 2018-C03, Class 1EB2
0.936%, (ICE LIBOR USD 1 Month plus 0.850%), 10/25/30	660,000	657
Flagstar Mortgage Trust, Series 2020-1INV, Class A11
0.936%, (ICE LIBOR USD 1 Month plus 0.850%), 3/25/50 144A	169,713	170
FWD Securitization Trust, Series 2020-INV1, Class A-1
2.240%, (AFC), 1/25/50 144A	425,030	431

Structured Products (33.2%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Galton Funding Mortgage Trust, Series 2018-1, Class A33
3.500%, (AFC), 11/25/57 144A	71,452	72
Galton Funding Mortgage Trust, Series 2019-1, Class A21
4.500%, (AFC), 2/25/59 144A	109,090	111
Galton Funding Mortgage Trust, Series 2019-1, Class A32
4.000%, (AFC), 2/25/59 144A	47,461	48
Galton Funding Mortgage Trust, Series 2019-H1, Class M1
3.339%, (AFC), 10/25/59 144A	260,000	261
Galton Funding Mortgage Trust, Series 2020-H1, Class A1
2.310%, (AFC), 1/25/60 144A	66,681	68
Galton Funding Mortgage Trust, Series 2020-H1, Class M1
2.832%, (AFC), 1/25/60 144A	285,000	285
GCT LLC, Series 2021-GCT, Class A
0.884%, (ICE LIBOR USD 1 Month plus 0.800%), 2/15/38 144A	335,000	335
Government National Mortgage Association
3.500%, 12/20/42	4,389	5
3.500%, 9/20/43	59,776	65
3.500%, 8/20/44	120,984	130
3.500%, 10/20/46	853	1
3.500%, 11/20/46	51,854	55
3.500%, 1/20/47	56,016	60
3.500%, 8/20/51	1,021,161	1,083
4.000%, 3/20/48	102,275	111
4.000%, 4/20/50	342,618	374
4.000%, 10/20/50	267,255	285
4.500%, 7/20/41	245,359	274
5.000%, 3/20/34	267,309	298
5.000%, 1/20/48	49,348	54
5.000%, 2/20/48	250,810	275
5.500%, 6/20/37	56,443	66
5.500%, 9/15/45	176,502	207
5.500%, 3/20/48	35,506	40
5.500%, 12/20/48	25,669	28
5.500%, 2/20/49	292,916	324
Government National Mortgage Association TBA
3.500%, 11/19/50	1,279,000	1,345
Great Wolf Trust, Series 2019-WOLF, Class A
1.118%, (ICE LIBOR USD 1 Month plus 1.034%), 12/15/36 144A	255,000	255
Great Wolf Trust, Series 2019-WOLF, Class C
1.717%, (ICE LIBOR USD 1 Month plus 1.633%), 12/15/36 144A	270,000	269
GS Mortgage Backed Securities Trust, Series 2021-PJ5, Class A8
2.500%, 10/25/51 144A	855,190	873
GS Mortgage Backed Securities Trust, Series GR2, Class A6
2.500%, (AFC), 2/25/52 144A	411,036	418
GS Mortgage Backed Securities Trust, Series NQM1, Class A1
1.017%, (AFC), 7/25/61 144A	281,342	281

Short-Term Bond Portfolio

Structured Products (33.2%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
GS Mortgage Securities Trust, Series 2014- EB1A, Class 2A1
1.673%, (CSTR), 7/25/44 144A	6,317	6
GS Mortgage Securities Trust, Series 2021- ROSS, Class B
1.684%, (ICE LIBOR USD 1 Month plus 1.600%), 5/15/26 144A	390,000	390
Homeward Opportunities Fund I Trust, Series 2019-3, Class A1
2.675%, (AFC), 11/25/59 144A	81,926	82
Homeward Opportunities Fund I Trust, Series 2020-2, Class A1
1.657%, (AFC), 5/25/65 144A	162,126	163
Hundred Acre Wood Trust, Series 2021- INV1, Class A9
2.500%, 7/25/51 144A	568,493	583
Imperial Fund Mortgage Trust, Series 2021- NQM2, Class A3
1.516%, (AFC), 9/25/56 144A	359,090	359
InTown Hotel Portfolio Trust, Series 2018- STAY, Class A
1.034%, (ICE LIBOR USD 1 Month plus 0.700%), 1/15/33 144A	115,000	115
InTown Hotel Portfolio Trust, Series 2018- STAY, Class C
1.584%, (ICE LIBOR USD 1 Month plus 1.250%), 1/15/33 144A	100,000	100
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-609M, Class B
1.854%, (ICE LIBOR USD 1 Month plus 1.770%), 10/15/33 144A	540,000	541
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-609M, Class C
2.254%, (ICE LIBOR USD 1 Month plus 2.170%), 10/15/33 144A	440,000	441
JP Morgan Mortgage Trust, Series 2020- INV1, Class A11
0.922%, (ICE LIBOR USD 1 Month plus 0.830%), (AFC), 8/25/50 144A	87,014	88
JP Morgan Mortgage Trust, Series 2020- INV1, Class A15
3.500%, (AFC), 8/25/50 144A	141,651	145
JP Morgan Mortgage Trust, Series 2020- LTV1, Class A4
3.500%, (AFC), 6/25/50 144A	7,999	8
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5
3.934%, 9/15/47	540,000	583
JPMCC Commercial Mortgage Securities Trust, Series 2019-BKWD, Class B
1.434%, (ICE LIBOR USD 1 Month plus 1.350%), 9/15/29 144A	790,000	788
JPMCC Commercial Mortgage Securities Trust, Series 2019-BKWD, Class C
1.684%, (ICE LIBOR USD 1 Month plus 1.600%), 9/15/29 144A	250,000	249

Structured Products (33.2%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
KKR Industrial Portfolio Trust, Series 2021- KDIP, Class C
1.084%, (ICE LIBOR USD 1 Month plus 1.000%), 12/15/37 144A	210,000	210
KKR Industrial Portfolio Trust, Series 2021- KDIP, Class D
1.334%, (ICE LIBOR USD 1 Month plus 1.250%), 12/15/37 144A	155,000	155
KNDR Mortgage Trust, Series 2021-KIND, Class C
1.834%, (ICE LIBOR USD 1 Month plus 1.750%), 8/15/38 144A	580,000	580
LSTAR Commercial Mortgage Trust, Series 2017-5, Class AS
4.021%, 3/10/50 144A	340,000	369
Mello Mortgage Capital Acceptance, Series 2021-INV3, Class A4
2.500%, (AFC), 10/25/51 144A	470,000	480
Merit, Series 2020-HILL, Class B
1.484%, (ICE LIBOR USD 1 Month plus 1.400%), 8/15/37 144A	400,789	401
Merit, Series 2020-HILL, Class C
1.784%, (ICE LIBOR USD 1 Month plus 1.700%), 8/15/37 144A	174,461	175
Merit, Series 2020-HILL, Class D
2.434%, (ICE LIBOR USD 1 Month plus 2.350%), 8/15/37 144A	235,758	236
MFRA Trust, Series 2021-INV1, Class A1
0.852%, (AFC), 1/25/56 144A	296,362	296
MFRA Trust, Series 2021-NQM2, Class A2
1.317%, (AFC), 11/25/64 144A	227,583	228
MHC Commercial Mortgage Trust, Series 2021-MHC2, Class B
1.184%, (ICE LIBOR USD 1 Month plus 1.100%), 5/15/23 144A	380,000	380
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS
4.110%, (AFC), 10/15/47	185,000	198
Morgan Stanley Capital I Trust, Series 2014- 150E, Class A
3.912%, 9/9/32 144A	610,000	650
Morgan Stanley Capital I Trust, Series 2019- MEAD, Class D
3.283%, (CSTR), 11/10/36 144A	480,000	478
Morgan Stanley Capital I Trust, Series 2019- NUGS, Class D
3.300%, (ICE LIBOR USD 1 Month plus 1.800%), 12/15/36 144A	315,000	316
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-2, Class A4
2.500%, (AFC), 5/25/51 144A	189,297	192
New Orleans Hotel Trust, Series 2019- HNLA, Class B
1.373%, (ICE LIBOR USD 1 Month plus 1.289%), 4/15/32 144A	790,000	785
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class A1
1.650%, (AFC), 5/24/60 144A	256,704	258
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A1
2.710%, (AFC), 11/25/59 144A	265,711	269

Short-Term Bond Portfolio

Structured Products (33.2%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
New Residential Mortgage Loan Trust, Series 2020-NQM1, Class A1
2.464%, (AFC), 1/26/60 144A	228,834	231
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A6
2.500%, (AFC), 6/25/51 144A	366,654	374
New Residential Mortgage Loan Trust, Series 2021-NQM1R, Class A1
0.943%, (AFC), 7/25/55 144A	450,174	449
NMLT Trust, Series 2021-INV2, Class A1
1.162%, (AFC), 8/25/56 144A	1,110,392	1,108
NMLT Trust, Series 2021-INV2, Class A3
1.520%, (AFC), 8/25/56 144A	287,512	287
OBX Trust, Series 2019-EXP2, Class 2A1A
0.986%, (ICE LIBOR USD 1 Month plus 0.900%), 7/25/59 144A	50,104	50
OBX Trust, Series 2019-EXP2, Class 2A2
1.286%, (ICE LIBOR USD 1 Month plus 1.200%), 7/25/59 144A	197,197	196
OBX Trust, Series 2019-EXP3, Class 2A1
0.986%, (ICE LIBOR USD 1 Month plus 0.900%), (AFC), 10/25/59 144A	236,282	236
OBX Trust, Series 2020-INV1, Class A5
3.500%, (AFC), 12/25/49 144A	79,031	81
OBX Trust, Series 2021-NQM1, Class A1
1.072%, (AFC), 2/25/66 144A	612,917	612
ONE Park Mortgage Trust, Series 2021- PARK, Class B
1.034%, (ICE LIBOR USD 1 Month plus 0.950%), 3/15/36 144A	755,000	755
ONE Park Mortgage Trust, Series 2021- PARK, Class C
1.184%, (ICE LIBOR USD 1 Month plus 1.100%), 3/15/36 144A	405,000	405
Onslow Bay Financial LLC, Series 2020- EXP1, Class 1A8
3.500%, 2/25/60 144A	250,012	256
Onslow Bay Financial LLC, Series 2020- EXP1, Class 2A1
0.836%, (ICE LIBOR USD 1 Month plus 0.750%), 2/25/60 144A	312,784	313
Onslow Bay Financial LLC, Series 2020- EXP1, Class 2A2
1.036%, (ICE LIBOR USD 1 Month plus 0.950%), 2/25/60 144A	186,135	185
Onslow Bay Financial LLC, Series 2020- EXP2, Class A8
3.000%, (AFC), 5/25/60 144A	350,074	356
Onslow Bay Financial LLC, Series 2020- EXP2, Class A9
3.000%, (AFC), 5/25/60 144A	87,518	89
Onslow Bay Financial LLC, Series 2020- EXP3, Class 1A8
3.000%, (AFC), 1/25/60 144A	311,892	315
Onslow Bay Financial LLC, Series 2021-J1, Class A4
2.500%, (AFC), 5/25/51 144A	633,362	643
Onslow Bay Mortgage Loan Trust, Series 2021-NQM3, Class A1
1.054%, (AFC), 7/25/61 144A	285,047	285

Structured Products (33.2%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
PSMC Trust, Series 2021-1, Class A11
2.500%, (AFC), 3/25/51 144A	944,811	963
PSMC Trust, Series 2021-2, Class A3
2.500%, (AFC), 5/25/51 144A	723,597	737
Sequoia Mortgage Trust, Series 2018-CH2, Class A21
4.000%, (AFC), 6/25/48 144A	52,580	53
Sequoia Mortgage Trust, Series 2018-CH2, Class A3
4.000%, (AFC), 6/25/48 144A	121,285	123
Sequoia Mortgage Trust, Series 2018-CH3, Class A19
4.500%, (AFC), 8/25/48 144A	25,380	26
Sequoia Mortgage Trust, Series 2018-CH4, Class A2
4.000%, (AFC), 10/25/48 144A	37,948	38
SG Residential Mortgage Trust, Series 2019- 3, Class A2
2.877%, (AFC), 9/25/59 144A	353,225	354
SG Residential Mortgage Trust, Series 2020- 2, Class A1
1.381%, (AFC), 5/25/65 144A	206,360	207
Shelter Growth CRE Issuer, Ltd., Series 2021-FL3, Class A
1.175%, (ICE LIBOR USD 1 Month plus 1.080%), 9/15/36 144A	335,000	335
Slide, Series 2018-FUN, Class D
2.184%, (ICE LIBOR USD 1 Month plus 1.850%), 6/15/31 144A	357,957	354
STACR Trust, Series 2018-DNA2, Class M2
1.042%, (ICE LIBOR USD 1 Month plus 0.950%), 12/25/30 144A	460,000	460
STACR Trust, Series 2018-DNA3, Class M1
0.836%, (ICE LIBOR USD 1 Month plus 0.750%), 9/25/48 144A	874	1
STACR Trust, Series 2018-DNA3, Class M2
0.986%, (ICE LIBOR USD 1 Month plus 0.900%), 9/25/48 144A	340,000	341
STACR Trust, Series 2018-HRP2, Class M2
1.336%, (ICE LIBOR USD 1 Month plus 1.250%), 2/25/47 144A	226,411	227
STACR Trust, Series 2020-DNA6, Class M1
0.918%, (US 30 Day Average SOFR plus 0.900%), 12/25/50 144A	84,244	84
STACR Trust, Series 2020-HQA5, Class M1
1.118%, (US 30 Day Average SOFR plus 1.100%), 11/25/50 144A	52,685	53
STACR Trust, Series 2021-DNA1, Class M1
0.668%, (US 30 Day Average SOFR plus 0.650%), 1/25/51 144A	131,652	132
STACR Trust, Series 2021-DNA2, Class M1
0.818%, (US 30 Day Average SOFR plus 0.800%), 8/25/33 144A	426,899	427
STACR Trust, Series 2021-DNA3, Class M2
2.118%, (US 30 Day Average SOFR plus 2.100%), 10/25/33 144A	395,000	403
STACR Trust, Series 2021-DNA5, Class M2
1.700%, (US 30 Day Average SOFR plus 1.650%), 1/25/34 144A	260,000	262

Short-Term Bond Portfolio

Structured Products (33.2%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
STACR Trust, Series 2021-HQA1, Class M1
0.718%, (US 30 Day Average SOFR plus 0.700%), 8/25/33 144A	613,792	614
STACR Trust, Series 2021-HQA3, Class M1
0.900%, (US 30 Day Average SOFR plus 0.850%), 9/25/41 144A	255,000	255
Starvest Emerging Markets CBO I, Series 2021-2, Class A1
0.943%, (AFC), 5/25/65 144A	344,648	344
Starwood Mortgage Residential Trust, Series 2018-IMC2, Class A3
4.376%, (AFC), 10/25/48 144A	230,519	233
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A1
2.610%, (AFC), 9/27/49 144A	28,946	29
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3
2.916%, (AFC), 9/27/49 144A	181,793	184
Starwood Mortgage Residential Trust, Series 2020-1, Class A2
2.408%, (AFC), 2/25/50 144A	208,100	210
Starwood Mortgage Residential Trust, Series 2021-4, Class A1
1.162%, (AFC), 8/25/56 144A	1,045,000	1,046
Toorak Mortgage Corp., Series 2021-INV1, Class A2
1.409%, (AFC), 12/31/99 144A	188,058	188
Uniform Mortgage Backed Security TBA
2.000%, 11/10/51	245,000	245
2.500%, 10/14/51	160,000	165
3.000%, 10/14/51	485,000	507
4.000%, 10/14/51	340,000	364
United Wholsale Mortgage LLC, Series 2021-INV2, Class A4
2.500%, (AFC), 9/25/51 144A	185,000	189
Verus Securitization Trust, Series 2019-4, Class A3
3.000%, (AFC), 11/25/59 144A S	501,656	508
Verus Securitization Trust, Series 2019-INV2, Class A1
2.913%, (AFC), 7/25/59 144A	260,548	263
Verus Securitization Trust, Series 2019-INV2, Class A2
3.117%, (AFC), 7/25/59 144A	348,402	352
Verus Securitization Trust, Series 2019-INV3, Class A3
1.977%, (AFC), 4/25/60 144A	58,633	59
3.100%, (AFC), 11/25/59 144A	303,378	307
Verus Securitization Trust, Series 2020-1, Class A1
2.417%, (AFC), 1/25/60 144A S	273,818	277
Verus Securitization Trust, Series 2020-1, Class A3
2.724%, (AFC), 1/25/60 144A S	303,936	307
Verus Securitization Trust, Series 2020-2, Class A1
2.226%, (AFC), 5/25/60 144A	403,461	406
Verus Securitization Trust, Series 2020-5, Class A3
1.733%, (AFC), 5/25/65 144A S	155,921	157

Structured Products (33.2%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Verus Securitization Trust, Series 2021-1, Class A1
0.815%, (AFC), 1/25/66 144A	181,210	181
Verus Securitization Trust, Series 2021-1, Class A3
1.155%, (AFC), 1/25/66 144A	147,934	148
Verus Securitization Trust, Series 2021-2, Class A1
1.031%, (AFC), 2/25/66 144A	316,866	317
Verus Securitization Trust, Series 2021-2, Class A2
1.052%, (AFC), 1/25/66 144A	251,487	251
Verus Securitization Trust, Series 2021-5, Class A3
1.373%, (AFC), 9/25/66 144A	300,000	300
Verus Securitization Trust, Series 2021-R1, Class A2
1.057%, (AFC), 10/25/63 144A	146,788	147
Verus Securitization Trust, Series 2021-R2, Class A1
0.918%, (AFC), 2/25/64 144A	354,557	353
Vista Point Securitization Trust, Series 2020-1, Class A1
1.763%, (AFC), 3/25/65 144A	105,804	106
Vista Point Securitization Trust, Series 2020-2, Class A3
2.496%, (AFC), 4/25/65 144A	124,956	126
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2
3.020%, 7/15/58	149,535	153
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A1
1.975%, 9/15/50	36,012	36
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A17
3.000%, (AFC), 5/25/50 144A	63,846	64
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1, Class A3
2.500%, (AFC), 12/25/50 144A	826,558	842
WFRBS Commercial Mortgage Trust, Series 2012-C6, Class B
4.697%, 4/15/45	385,000	389
WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5
3.917%, 10/15/57	575,000	621
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A5
4.045%, 3/15/47	325,000	347
ZH Trust, Series 2021-1, Class A
2.253%, 2/18/27 144A	350,000	351

Total		80,122

Total Structured Products (Cost: $137,920)		138,689

Short-Term Investments (3.0%)

Commercial Paper (0.3%)
AT&T, Inc.

Short-Term Bond Portfolio

Short-Term Investments (3.0%)	Shares/ Par +	Value $ (000’s)

Commercial Paper continued
0.000%, 12/14/21	1,300,000	1,299

Total		1,299

Consumer, Cyclical (0.0%)
Marriott International, Inc.
2.300%, 1/15/22	50,000	50

Total		50

Financial (0.6%)
Deutsche Bank AG
4.250%, 10/14/21ß	1,165,000	1,166
UniCredit SpA
3.750%, 4/12/22 144A	1,010,000	1,027

Total		2,193

Money Market Funds (1.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%#	4,803,881	4,804

Total		4,804

Utilities (1.0%)
Pacific Gas & Electric Co.
1.531%, (ICE LIBOR USD 3 Month plus 1.375%), 11/15/21	1,225,000	1,225
1.750%, 6/16/22	2,765,000	2,761

Total		3,986

Total Short-Term Investments (Cost: $12,336)		12,332

Total Investments (100.7%) (Cost: $417,086)@		421,028

Other Assets, Less Liabilities (-0.7%)		(2,912)

Net Assets (100.0%)		418,116

Exchange Traded or Centrally Cleared Derivatives Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

Five-Year US Treasury Note Future	Short	USD	17,675	144	12/21	$17,675	$128	$(12)
Ten-Year US Treasury Note Future	Short	USD	263	2	12/21	263	4	–p
Ten-Year US Treasury Note Future	Short	USD	2,614	18	12/21	2,614	51	(3)
Two-Year US Treasury Note Future	Long	USD	70,638	321	12/21	70,638	(48)	12

							$135	$(3)

	Financial Derivative Assets			Financial Derivative Liabilities

	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$ –	$12	$12	$–	$(15)	$(15)	$–

+	All par is stated in U.S. Dollar unless otherwise noted.

Short-Term Bond Portfolio

ß

Cash or securities with an aggregate value of $92,971 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 9/30/2021.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021 the value of these securities (in thousands) was $164,751 representing 39.4% of the net assets.

§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At September 30, 2021, the aggregate value of these securities was $12,971 (in thousands), representing 3.1% of net assets.

S	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
#	7-Day yield as of 9/30/2021.
@

At September 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $417,086 and the net unrealized appreciation of investments based on that cost was $4,077 which is comprised of $4,551 aggregate gross unrealized appreciation and $474 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

p	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification  defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is  based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2021.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)

Assets:
Municipal Bonds	$—	$2,597	$—
Corporate Bonds	—	200,371	—
Governments	—	67,039	—
Structured Products	—	138,689	—
Short-Term Investments
Money Market Funds	4,804	—	—
All Others	—	7,528	—
Other Financial Instruments^
Futures	183	—	—

Total Assets:	$4,987	$416,224	$—

Liabilities:
Other Financial Instruments^
Futures	(48)	—	—

Total Liabilities:	$(48)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand